Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Cash flows from operating activities:
Net loss	$ (1,740,160)	$ 108,914	$ (1,650,561)	$ 548,873	$ (941,162)	$ 113,541
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income earned on cash and marketable securities held in Trust Account				(2,215,619)		(990,110)
Unrealized (gain) loss on related party transactions	15,073	(2,521)	(68,787)		29,551
Loss on equity method investment, related party	14,744	63,645	33,898		100,949
Depreciation expense	30,209	28,475	58,006		33,867
Non-cash lease expense	260,139	256,038
Impairment of convertible note receivable – related party, and investment in associate, related party	42,328		493,898
Inventory written off expenses			30,753
Formation and organization costs paid by related parties						5,000
Change in operating assets and liabilities:
Other current assets				(108,457)		(9,043)
Other receivables	(64,417)	(64,716)
Deposits	(96,026)	835
Inventory	460	4,310
Accrued commissions	(1,924)	(53,697)
Deferred revenue		(20,573)
Operating Lease Liabilities	(257,079)	(247,852)
Accounts payable and accrued expenses	217,531	89,026		255,729		366,541
Net cash used in operating activities	(1,129,040)	(1,379,468)		(1,519,474)		(514,071)
Cash flows from investing activities:
Due from Sponsor				13,000		(13,000)
Cash withdrawn from Trust Account for taxes	243,897	679,787		919,547
Purchases of property and equipment	(28,024)	(8,069)
Cash withdrawn form Trust Account for redemptions	21,102,871	68,351,348		68,351,348
Cash deposited into Trust Account				(205,305)		(87,112,500)
Net cash provided by investing activities	20,554,734	69,023,066		69,078,590		(87,125,500)
Cash flows from financing activities:
Proceeds from sale of Units in Public Offering, net of underwriting fee						84,525,000
Repayment of Class A Common Stock	(21,102,871)	(68,351,348)		(68,351,348)
Proceeds from sale of Private Placement Units						4,737,500
Proceeds from extension loan		136,147		205,305
Advance from related parties	1,757,103	166,736		33,475
Repayment of related party advances				(33,475)		(211,153)
Payment of offering costs						(289,195)
Net cash used in financing activities	(19,741,962)	(68,001,990)		(68,146,043)		88,762,152
Net decrease in cash	(316,268)	(358,392)		(586,927)		1,122,581
Effects of foreign exchange rate on cash	(21,580)	(46,374)
Cash at beginning	1,159,201	2,789,794	2,789,794	1,172,581		50,000
Cash at end	821,353	2,385,028	1,159,201	585,654	2,789,794	1,172,581
Supplemental disclosure of non-cash investing and financing activities
Deferred underwriters’ commissions charged to temporary equity in connection with the Initial Public Offering						3,018,750
Class A Common Stock measurement adjustment						1,319,361
Initial classification of Class A Common Stock subject to redemption						87,112,500
Remeasurement of Class A Common Stock subject to redemption				668,842		821,712
Extension funds attributable to common stock subject to redemption				$ 205,305
Initial recognition of operating lease right-of-use asset and liability	280,042	46,695
Restated [Member]
Cash flows from operating activities:
Net loss			(1,650,561)		(941,162)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized (gain) loss on related party transactions			(68,787)		29,551
Loss on equity method investment, related party			33,898		100,949
Depreciation expense			58,006		33,867
Non-cash lease expense			509,340		356,556
Impairment of convertible note receivable – related party, and investment in associate, related party			493,898
Inventory written off expenses			30,753
Change in operating assets and liabilities:
Receivable from related party			(13,973)		83,233
Convertible note receivable - related party			(165,643)		(121,403)
Other receivables			89,900		67,175
Prepaid commissions			6,651		294,700
Deposits			1,008		(81,934)
Inventory			184		10,566
Accrued commissions			(54,247)		36,615
Value added tax withheld			(98,223)		(82,981)
Income tax payable					(36,134)
Deferred revenue			(20,814)		(641,029)
Operating Lease Liabilities			(508,018)		(365,324)
Accounts payable and accrued expenses			70,669		48,223
Net cash used in operating activities			(1,285,959)		(1,208,532)
Cash flows from investing activities:
Purchases of property and equipment			(14,574)		(166,855)
Investment in an associate					(256,318)
Net cash provided by investing activities			(14,574)		(423,173)
Cash flows from financing activities:
Advance from related parties			526,323		718,671
Net cash used in financing activities			526,323		718,671
Net decrease in cash			(774,210)		(913,034)
Effects of foreign exchange rate on cash			1,925		(86,692)
Cash at beginning	$ 878,803	$ 1,651,088	1,651,088		2,650,814
Cash at end			878,803		1,651,088
Supplemental disclosure of non-cash investing and financing activities
Initial recognition of operating lease right-of-use asset and liability			$ 125,331		$ 1,134,004